DERIVATIVE WARRANT LIABILITY (Details Narrative) - USD ($)		12 Months Ended
	Dec. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares	$ 1,607,400
Number of shares issued	1,786,000
Exercise price	$ 1.12
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%	0.00%
Risk free interest rate, share options granted	3.54%	3.54%
Expected volatility, share options granted	75.66%	75.66%	83.51%	90.68%
Description of expected estimated life		5 years
Derivative financial liabilities		$ 954,537
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		$ 24,865
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,786,000